Stockholders' Equity - Summary of Warrant Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Warrants outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	78	44	9
Issued (in shares)	14,256	30	35
Exercised (in shares)	(246)	(3)
Expired (in shares)	(39)	(3)
Outstanding, end of period (in shares)	14,049	78	44	9
Warrants, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period (in dollars per share)	$ 910,000	$ 44,858,633	$ 15,170,879
Issued (in dollars per share)	2,299	840,000	2,240,000
Exercised (in dollars per share)	4,221	481,250	2,296,000
Expired (in dollars per share)	845,250	994,000	2,296,000
Outstanding, end of period (in dollars per share)	$ 1,569	$ 910,000	$ 44,858,633	$ 15,170,879
Weighted average remaining life	4 years 10 months 17 days	5 years 7 months 2 days	2 years 1 month 28 days	2 years 9 months 11 days
Minimum [Member]
Warrants, Exercise Price per Share [Roll Forward]
Outstanding, (in dollars per share)	$ 1,225	$ 281,750	$ 2,072,000	$ 4,900,000
Maximum [Member]
Warrants, Exercise Price per Share [Roll Forward]
Outstanding, (in dollars per share)	$ 19,712,000	$ 19,712,000	$ 19,712,000	$ 19,712,000